Leases - Summary of Operating Lease ROU Assets and Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Leases [Abstract]
Cash paid for operating lease liabilities	$ 14,403	$ 8,830
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	$ 6,035	$ 5,491
Weighted average remaining lease term (in years)	9 years	9 years 7 months 6 days
Weighted average discount rate	7.00%	7.10%